Employee Retirement and Severance Benefits (Components of Net Periodic Benefit Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 30,194	¥ 30,604	¥ 30,903
Interest cost	4,815	4,064	5,074
Expected return on plan assets	(21,618)	(21,013)	(19,553)
Amortization of prior service credit	(8,303)	(8,732)	(11,877)
Amortization of actuarial loss	8,768	12,401	15,247
(Gain) loss on curtailments and settlements			(36)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	13,856	17,324	19,758
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,827	5,303	6,264
Interest cost	5,965	6,087	8,643
Expected return on plan assets	(15,221)	(12,006)	(11,919)
Amortization of prior service credit	(818)	(675)	(133)
Amortization of actuarial loss	7,341	6,122	4,345
(Gain) loss on curtailments and settlements	0	236	(2,197)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	¥ 1,094	¥ 5,067	¥ 5,003